PAYCHECK PROTECTION PROGRAM LOAN (Details Narrative) - USD ($)		1 Months Ended
	May 04, 2020	May 31, 2020
Paycheck Protection Promissory Note [Member]
Principal amount	$ 95,161
Interest rate	1.00%
Maturity date	May 06, 2022
US Small Business Administration [Member]
Proceeds from loan		$ 7,000